Expense Example, No Redemption - Invesco Global Small Cap Equity Fund	Aug. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 670
Expense Example, No Redemption, 3 Years	955
Expense Example, No Redemption, 5 Years	1,260
Expense Example, No Redemption, 10 Years	2,125
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	659
Expense Example, No Redemption, 5 Years	1,141
Expense Example, No Redemption, 10 Years	2,280
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	619
Expense Example, No Redemption, 10 Years	1,384
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	327
Expense Example, No Redemption, 5 Years	570
Expense Example, No Redemption, 10 Years	$ 1,267